Note 9 - Capital Stock	12 Months Ended
Nov. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
9.	Capital stock

Authorized, issued and outstanding

(a)
The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at November 30, 2012 the Company has 17,906,937 (2011 – 15,908,444) common shares issued and outstanding, and no preference shares issued and outstanding.

(b)

Two officers and directors of IPC owned directly and through their family holding company (“Odidi Holdco”) 6,005,751 (2011 - 5,997,751) common shares or approximately 34% (2011 – 38%) of IPC.

Each common share of the Company entitles the holder thereof to one vote at any meeting of shareholders of the Company, except meetings at which only holders of a specified class of shares are entitled to vote.

Common shares of the Company are entitled to receive, as and when declared by the board of the Company, dividends in such amounts as shall be determined by the board of the Company. The holders of common shares of the Company have the right to receive the remaining property of the Company in the event of liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary.

The preference shares may at any time and from time to time be issued in one or more series. The board of directors will, by resolution, from time to time, before the issue thereof, fix the rights, privileges, restrictions and conditions attaching to the preference shares of each series. Except as required by law, the holders of any series of preference shares will not as such be entitled to receive notice of, attend or vote at any meeting of the shareholders of the Company. Holders of preference shares will be entitled to preference with respect to payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, on such shares over the common shares of the Company and over any other shares ranking junior to the preference shares.

(b)
On February 1, 2011, the Company completed a private offering for the sale and issuance of 4,800,000 units of the Company. Each unit consisted of one share of common stock, a five year Series A common share purchase warrant to purchase one half of a share of common stock at an exercise price of $2.50 per whole share and a two year Series B common share purchase warrant to purchase one half of a share of common stock at an exercise price of $2.50 per whole share for gross proceeds of $12,000,000. The Company also issued to the placement agents 96,000 warrants to purchase a share of common stock at an exercise price of $3.125 per whole share. The holders of Series A and Series B common share purchase warrants and placement agents warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between market price of common share and the exercise price divided by the market price.

Under U.S. GAAP where the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity’s own stock, and would consequently be considered to be a derivative liability. Also under U.S. GAAP, warrants with the cashless exercise option satisfying the explicit net settlement criteria are considered a derivative liability.

The Series A, Series B common share purchase warrants and placement agents warrants are denominated in U.S. dollars and IPC’s functional currency is Canadian dollars. As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative has been subsequently marked to market through the statement of operations and comprehensive loss.

The Company incurred financing expenses of $2,357,732, which includes placement agent warrants with a fair value of $229,005 and $655,582 as the cost of the private offering.

The Company determined that the fair value of the warrant liability at issuance to be $12,655,582 based upon a Black-Scholes Options Pricing Model calculation (Note 13). The Company recorded the full value of the derivative as a liability at issuance with an offset to valuation discount. As the fair value of the liability of $12,655,582 exceeded the proceeds of $12,000,000, the excess of the liability over the proceeds amount of $655,582 was considered to be a cost of the private offering, which was included in the financing expenses.

(c)	On March 15, 2012, the Company completed a registered direct common share offering for gross proceeds of $5,000,000. The Company sold an aggregate of 1,818,182 shares to U.S. institutional investors at a price of $2.75 per share. Professional, regulatory and other costs in the amount of $779,271 directly attributable to the common share offering have been recorded as share issuance costs in shareholders deficiency.